Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern [Abstract]
Working capital deficit	$ (9,343)
Net income	18,948	$ 8,616	$ (22,818)
Cash flow from operations	$ 33,419	$ 16,061	$ 6,040